As filed with the Securities and Exchange Commission on December 13, 2007
                                             1933 Act Registration No. 33-26032
                                            1940 Act Registration No. 811-04882
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 31 /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 35 /X/

                  Lincoln National Variable Annuity Account E
                           (Exact Name of Registrant)

                              The American Legacy

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jo Ardington, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                             Fort Wayne, IN 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on February 11, 2008, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on ______________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

                   Lincoln National Variable Annuity Account E

                               The American Legacy


This Supplement to your prospectus for The American Legacy variable annuity contract outlines certain Investment Requirements applicable upon election of the Lincoln Lifetime IncomeSM Advantage and Lincoln Lifetime IncomeSM Advantage Plus riders. It is for informational purposes only and requires no action on your part.

Investment Requirements
Contractowners who have elected the Lincoln Lifetime IncomeSM Advantage will be subject to the following Investment Requirements on the investments in their contracts. These Investment Requirements are different from the Investment Requirements listed in your prospectus that apply to purchases of other optional riders. Contractowners with an active Lincoln Lifetime IncomeSM Advantage who decide to drop Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE(R) Advantage are also subject to these Investment Requirements. We have divided the subaccounts of your contract into two groups. We will specify the minimum or maximum percentages of your contract value that must be in each group at the time you purchase the Rider. In addition, some investment options are not available to you if you purchase this Rider.

You can select the percentages of contract value to allocate to individual funds within each group, but the total investment for all funds in a group must comply with the specified minimum or maximum percentages for that group. On each quarterly anniversary of the effective date of this rider, we will rebalance your contract value, on a pro-rata basis, back to the specified allocations. Confirmation of the rebalancing transfers will appear on your quarterly statement and you will not receive an individual confirmation after each transfer.

We may change the list of subacccounts in a group, change the number of groups, change the minimum or maximum percentages of contract value allowed in a group or change the frequency of contract value rebalancing, at any time, in our sole discretion, but we will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these Riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.

At the time you receive notice of a change to the Investment Requirements, you may:

   1. drop the applicable rider immediately, without waiting for a termination event if you do not wish to be subject to the new terms of the Investment Requirements;
   2. submit your own reallocation instructions for the contract value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
   3.    take no action and be subject to the rebalancing as described above.

At this time, the subaccount groups are as follows:
Group 1                                                 Group 2
-------                                                 -------
Investments must be at least 25%               Investments cannot exceed 75%
--------------------------------               -----------------------------
1. Bond Fund                                   All other investment options
2. Global Bond Fund                             except as discussed below.
3. High Income Bond Fund
4. U.S. Government/AAA-Rated Securities


At this time, there are no percentage requirements if you allocate 100% of your contract value to the Asset Allocation Fund. The fixed account is not available with these riders except for dollar cost averaging. In addition, contract value can be allocated in accordance with certain models made available to you by broker-dealers as described below. At this time, 100% of the contract value can be allocated to one of the following: American Legacy Fundamental Growth and Income Model, American Legacy Fundamental Balanced Model or American Legacy Fundamental Income Model.

As discussed in the Lincoln Lifetime IncomeSM Advantage Plus section, if you purchase the Lincoln Lifetime IncomeSM Advantage Plus rider, your only investment options until the seventh Benefit Year anniversary are the Asset Allocation Fund, the American Legacy Fundamental Balanced Model and the American Legacy Fundamental Income Model.

Asset Allocation Models. The above mentioned asset allocation models made available to you by your broker dealer may be used to meet the Investment Requirements of this Rider. You may only choose one asset allocation model at a time, although you may change to a different asset allocation model at any time, so long as the model is currently permitted under the Investment Requirements.

Each model invests different percentages of contract value in some or all of the subaccounts. If you elect an asset allocation model, your contract value (and any additional purchase payments you make) will be allocated among certain subaccounts in accordance with the model's asset allocation strategy. You may not make transfers among the subaccounts. We will deduct any withdrawals you make from the subaccounts in the asset allocation model on a pro rata basis.

The following is a brief description of the asset allocation models:

   * The American Legacy Fundamental Growth and Income Model is composed of specified subaccounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments.
   * American Legacy Fundamental Balanced Model is composed of underlying specified representing a target allocation of approximately 60% in equity and 40% in fixed income investments.
   * American Legacy Fundamental Income Model is composed of underlying specified representing a target allocation of approximately 40% in equity and 60% in fixed income investments.

Each of these allocation models seeks to provide income and/or capital appreciation while avoiding excessive risk. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive growth strategy, these asset allocation models are probably not appropriate for you.

These asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

The investments underlying these asset allocation models may vary from time to time in response to market conditions and changes in the portfolio holdings of the underlying funds in which the subaccounts invest. Therefore, the asset allocation models and the composition of the specific asset allocation model you select may change from time to time. However, we will not change your existing contract value or purchase payment allocation or percentages in response to these changes, nor will we notify you of such changes. If you desire to change your contract value or purchase payment allocation or percentages to reflect a revised or different model that is permitted under the Investment Requirements, you must submit new allocation instructions to us in writing. There is no charge for participating in the asset allocation program.

These models do not constitute investment advice. They are provided to broker-dealers for use with clients. You should consider your goals, risk tolerance, and time horizon when making asset allocation decisions. These models are prepared by Wilshire Associates, a registered investment adviser, for use by Lincoln Financial Distributors, Inc., the principal underwriter of the contracts.

                                     PART A

The prospectus for The American Legacy variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 33-26032) filed on April 17, 2007.


Supplement to the prospectus for The American Legacy variable annuity contracts is incorporated herein by reference to 497 Filing (File No. 33-26032 filed on May 1, 2007.


                                     PART B

The Statement of Additional Information for The American Legacy variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 33-26032) filed on July 2, 2007.

                  Lincoln National Variable Annuity Account E

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

     1. Part A

     The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 33-26032) filed on April 17, 2007.

     2. Part B

     The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 33-26032) filed on July 2, 2007.

     Statement of Assets and Liabilities - December 31, 2006
     Statement of Operations - Year ended December 31, 2006
     Statements of Changes in Net Assets - Years ended December 31, 2006 and
      2005
     Notes to Financial Statements - December 31, 2006
     Report of Independent Registered Public Accounting Firm

     3. Part B

     The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 33-26032) filed on July 2, 2007.

     Consolidated Balance Sheets - Years ended December 31, 2006 and 2005 Consolidated Statements of Income - Years ended December 31, 2006, 2005, and 2004
     Consolidated Statements of Shareholder's Equity - Years ended December 31,
      2006, 2005 and 2004
     Consolidated Statements of Cash Flows - Years ended December 31, 2006,
      2005, and 2004
     Notes to Consolidated Financial Statements - December 31, 2006
     Report of Independent Registered Public Accounting Firm

     The following consolidated financial statements for Jefferson-Pilot Life Insurance Company and Subsidiary are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 33-26032) filed on July 2, 2007.

     Consolidated Balance Sheets - Years ended December 31, 2006 and 2005 Consolidated Statements of Income - For the periods April 3 through
      December 31, 2006, and January 1 through April 2, 2006, and for the years ended December 31, 2005, and December 31, 2004
     Consolidated Statements of Shareholder's Equity - For the periods April 3 through December 31, 2006, and January 1 through April 2, 2006, and for the years ended December 31, 2005, and December 31, 2004
     Consolidated Statements of Cash Flows - For the periods April 3 through
      December 31, 2006, and January 1 through April 2, 2006, and for the years ended December 31, 2005, and December 31, 2004
     Notes to Consolidated Financial Statements - December 31, 2006
     Report of Independent Registered Public Accounting Firm

     The following consolidated financial statements for Jefferson Pilot Financial Insurance Company and Subsidiary are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 33-26032) filed on July 2, 2007.

     Consolidated Balance Sheets - Years ended December 31, 2006 and 2005 Consolidated Statements of Income - For the periods April 3 through
      December 31, 2006, and January 1 through April 2, 2006, and for the years ended December 31, 2005, and December 31, 2004
     Consolidated Statements of Shareholder's Equity - For the periods April 3 through December 31, 2006, and January 1 through April 2, 2006, and for the years ended December 31, 2005, and December 31, 2004
     Consolidated Statements of Cash Flows - For the periods April 3 through
      December 31, 2006, and January 1 through April 2, 2006, and for the years ended December 31, 2005, and December 31, 2004
     Notes to ConsolidatedFinancial Statements - December 31, 2006
     Report of Independent Registered Public Accounting Firm

     The following supplemental consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 33-26032) filed on July 2, 2007.

     Supplemental Consolidated Balance Sheets - Years ended December 31, 2006 and 2005
     Supplemental Consolidated Statements of Income - Years ended December 31,
      2006, 2005, and 2004
     Supplemental Consolidated Statements of Shareholder's Equity - Years ended
      December 31, 2006, 2005 and 2004
     Supplemental Consolidated Statements of Cash Flows - Years ended December
      31, 2006, 2005, and 2004
     Notes to Supplemental Consolidated Financial Statements - December 31,
      2006
     Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1) (a) Resolution of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account E incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-26032) filed on April 28, 1998.

   (b) Establishing Resolution of Segregated Investment Account incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-26032) filed on April 28, 1998.

(2) None.

(3) (a) Selling Group Agreement - American Legacy Suite of Products incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 33-26032) filed on April 27, 2004.

   (b) Form of Principal Underwriting Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 20 (File No. 333-35784) filed on April 10, 2007.

(4) (a) Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-26032) filed on April 28, 1998.

   (b) Form of Rider to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 33-27783) filed on March 31, 1997.

   (c) Amendment No. 1 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-26032) filed on April 11, 2000.

   (d) Amendment No. 2 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-26032) filed on April 11, 2000.

   (e) Amendment No. 3 to Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 33-26032) filed on April 11, 2000.

   (f) I4L-Q Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 33-26032) filed on August 16, 2002.

   (g) I4L-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 17 (File No. 33-26032) filed on August 16, 2002.

   (h) Bonus Credit Rider incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-26032) filed on April 11, 2001.

   (i) EGMDB Rider incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-26032) filed on April 11, 2001.

     (j) EEB Rider incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 33-26032) filed on April 11, 2001.

   (k) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-26032) filed on October 11, 2002.

   (l) I4LA-Q Rider incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 33-26032) filed on October 11, 2002.

   (m) IRA Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.

   (n) Roth IRA Endorsement incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.

   (o) Contract Benefit Data (I4L-CB) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.

   (p) Contract Benefit Data (I4L-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.

   (q) I4LA-NQ Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.

   (r) I4LA-Q-PR Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.

   (s) I4LA-NQ-PR Rider incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.

   (t) Section 403(b) Annuity Endorsement incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 33-26032) filed on April 9, 2003.

   (u) Variable Annuity Rider (32793) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-40937) filed on April 24, 2003.

   (v) I4L-NQ 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 33-26032) filed on April 27, 2004.

   (w) I4LA-Q 8/03 Rider incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 33-26032) filed on April 27, 2004.

   (x) Variable Annuity Rider incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-18419) filed on May 28, 2004.

   (y) Variable Annuity Income Rider (I4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (z) Variable Annuity income Rider (I4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.

   (aa) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.

   (bb) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (cc) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (dd) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ee) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (ff) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (gg) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

   (hh) Variable Annuity Rider (32793 7/06) incorporated herein by reference to Post-Effective Amendment No. 28 (File No. 033-26032) filed on December 21, 2006.

   (ii) Variable Annuity Payment Option Rider (I4LA-Q 1/07) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 033-26032) filed on April 17, 2007.

   (jj) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 033-26032) filed on April 17, 2007.

   (kk) Variable Annuity Living Benefits Rider (AR-512 2/08) (To Be Filed by Amendment)

(5) Application incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-26032) filed on April 28, 1998.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

   (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7) Form of Amended and Restated Automatic Indemnity Reinsurance Agreement dated July 1, 2003 between The Lincoln National Life Insurance Company and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-36316) filed on September 26, 2006.

(8) (a) Accounting and Financial Administration Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

   (b) Fund Participation Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 033-26032) filed on April 17, 2007.

(9) Opinion and consent of Jeremy Sachs, Senior Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-26032) filed on April 22, 1997.

(10) (a) Consent of Independent Registered Public Accounting Firm (To Be Filed by Amendment)

   (b) Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 033-26032) filed on April 17, 2007.

(11) Not applicable

(12) Not applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

Item 25. Directors and Officers of the Depositor

   The following list contains the officers and directors of The Lincoln National Life Insurance Company who are engaged directly or indirectly in activities relating to Lincoln National Variable Annuity Account E as well as the contracts. The list also shows The Lincoln National Life Insurance Company's executive officers.


Name                          Positions and Offices with Depositor
---------------------------   -------------------------------------------------------------
Kelly D. Clevenger*           Vice President
Frederick J. Crawford**       Chief Financial Officer and Director
Christine S. Frederick***     Vice President and Chief Compliance Officer
Dennis R. Glass**             President and Director
Mark E. Konen***              Senior Vice President and Director
See Yeng Quek****             Senior Vice President, Chief Investment Officer and Director
Keith J. Ryan*                Vice President and Director
Dennis L. Schoff**            Senior Vice President and General Counsel
Rise' C.M. Taylor*            Treasurer and Vice President
Westley V. Thompson***        Senior Vice President and Director
C. Suzanne Womack**           Secretary and Second Vice President

    * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802
   ** Principal business address is Center Square West Tower, 1500 Market
        Street-Suite 3900, Philadelphia, PA 19102-2112
  *** Principal business address is 350 Church Street, Hartford, CT 06103 **** Principal business address is One Commerce Square, 2005 Market Street,
        39th Floor, Philadelphia, PA 19103-3682

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of October 31, 2007 there were 5,822 contract owners under Account E.

Item 28. Indemnification

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.

     Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

   Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Fund A (Group & Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y.


Name                        Positions and Offices with Underwriter
-------------------------   ------------------------------------------------
Terrence Mullen*            Chief Executive Officer, President and Director
David M. Kittredge*         Senior Vice President
Duane L. Bernt**            Vice President and Treasurer
Patrick J. Caulfield*       Vice President and Chief Compliance Officer
Frederick J. Crawford**     Director
Dennis R. Glass**           Director
Nancy A. Jordan***          Second Vice President, Chief Financial Officer and Controller
Marilyn K. Ondecker***      Secretary

   * Principal Business address is 2001 Market Street, 4th Floor, Philadelphia, PA 19103
  ** Principal Business address is 1500 Market Street, Suite 3900,
        Philadelphia, PA 19102
 *** Principal Business address is 1300 S. Clinton Street, Ft. Wayne, IN 46802

     (c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

   (d) Lincoln Life hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

   (e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs
      (1) through (4) set forth in that no-action letter.

Item 33.

For contracts sold in connection with the Texas Optional Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through
(d) of that rule have been complied with.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 13th day of December, 2007.


      Lincoln National Variable Annuity Account E (Registrant)
      The American Legacy

      By:   /s/ Robert L. Grubka
            ------------------------------------
            Robert L. Grubka
            Vice President, The Lincoln National Life Insurance Company
            (Title)

      THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
      (Depositor)

      By:   /s/ Brian A. Kroll
            ------------------------------------
            Brian A. Kroll
            (Signature-Officer of Depositor)
            Vice President, The Lincoln National Life Insurance Company
            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 13, 2007.


Signature                        Title
*                                President and Director (Principal Executive Officer)
------------------------------
Dennis Glass
*                                Chief Financial Officer and Director (Principal Financial Officer/
------------------------------   Principal Accounting Officer)
Frederick J. Crawford
*                                Senior Vice President and Director
------------------------------
Mark E. Konen
*                                Senior Vice President and Director
------------------------------
Westley V. Thompson
                                 Director
------------------------------
Keith J. Ryan
*                                Senior Vice President and Director
------------------------------
See Yeng Quek

*By:/s/ Robert L. Grubka         Pursuant to a Power of Attorney
 ---------------------------
  Robert L. Grubka